17 Borrowings and financing	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Borrowings and financing
17	Borrowings and financing

Borrowings and financing outstanding balance	December 31, 2020			December 31, 2019
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
10st issue debentures	-	-	-	41,021	-	41,021
12nd issue debentures	45,450	158,425	203,875	45,450	203,829	249,279
14th issue debentures	51,873	24,205	76,078	41,940	63,012	104,952
17th issue debentures	91,850	183,335	275,185	289,211	263,226	552,437
18th issue debentures	45,918	135,105	181,023	34,239	133,679	167,918
21st issue debentures	175,000	174,769	349,769	150,000	349,660	499,660
22nd issue debentures	99,969	678,149	778,118	-	765,689	765,689
23rd issue debentures	-	864,678	864,678	-	864,603	864,603
24th issue debentures	-	414,994	414,994	-	395,855	395,855
25th issue debentures	1,442,610	-	1,442,610	-	-	-
26th issue debentures	-	1,047,767	1,047,767	-	-	-
27th issue debentures	-	997,000	997,000	-	-	-
Brazilian Federal Savings Bank	90,382	1,324,459	1,414,841	83,519	1,341,660	1,425,179
Brazilian Development Bank - BNDES PAC	13,185	20,247	33,432	11,184	27,854	39,038
Brazilian Development Bank - BNDES PAC II 9751	7,159	37,447	44,606	6,990	40,685	47,675
Brazilian Development Bank - BNDES PAC II 9752	4,851	25,470	30,321	3,913	24,457	28,370
Brazilian Development Bank - BNDES ONDA LIMPA	26,751	86,809	113,560	23,704	100,582	124,286
Brazilian Development Bank - BNDES TIETÊ III	86,823	542,519	629,342	52,874	383,191	436,065
Brazilian Development Bank - BNDES 2015	33,558	454,126	487,684	31,712	460,646	492,358
Brazilian Development Bank - BNDES 2014	5,143	23,017	28,160	4,659	25,411	30,070
Inter-American Development Bank - BID 2202	181,349	2,524,798	2,706,147	-	-	-
Inter-American Development Bank - BID INVEST	44,815	898,060	942,875	-	-	-
Leases (Concession Agreements, Program Contracts and Contract Assets)	28,847	399,896	428,743	27,314	432,357	459,671
Leases (Others)	36,576	9,300	45,876	51,088	23,365	74,453
Other	3,778	11,382	15,160	1,665	8,207	9,872
Interest and charges	158,918	-	158,918	77,460	-	77,460
Total in local currency	2,674,805	11,035,957	13,710,762	977,943	5,907,968	6,885,911

Borrowings and financing outstanding balance	December 31, 2020			December 31, 2019
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 1212 – US$51,390 thousand (US$61,668 thousand in December 2019)	53,412	213,649	267,061	41,428	207,140	248,568
Inter-American Development Bank - BID 2202 – (US$510,573 thousand in December 2019)	-	-	-	128,623	1,914,298	2,042,921
Inter-American Development Bank - BID 4623 – US$10,220 thousand	-	46,474	46,474	-	-	-
International Bank of Reconstruction and Development -BIRDs 7662 e 8906 – US$82,792 thousand (US$88,871 thousand in December 2019)	31,594	393,949	425,543	24,505	330,898	355,403
Eurobonds – (US$350,000 thousand in December 2019)	-	-	-	1,409,921	-	1,409,921
JICA 15 – ¥10,371,870 thousand (¥11,524,300 thousand in December 2019)	58,117	464,936	523,053	42,813	385,315	428,128
JICA 18 – ¥9,325,440 thousand (¥10,361,600 thousand in December 2019)	52,253	417,846	470,099	38,493	346,237	384,730
JICA 17 – ¥3,349,203 thousand (¥2,830,420 thousand in December 2019)	11,260	156,738	167,998	12,466	91,845	104,311
JICA 19 – ¥29,923,047 thousand (¥31,736,565 thousand in December 2019)	91,456	1,415,683	1,507,139	67,372	1,109,644	1,177,016
BID 1983AB – US$23,077 thousand (US$40,769 thousand in December 2019)	39,975	78,943	118,918	71,312	91,521	162,833
Interest and charges	21,577	-	21,577	44,967	-	44,967
Total in foreign currency	359,644	3,188,218	3,547,862	1,881,900	4,476,898	6,358,798

Total borrowings and financing	3,034,449	14,224,175	17,258,624	2,859,843	10,384,866	13,244,709

Exchange rate as of December 31, 2020: US$5.1967; ¥0.05043 (as of December 31, 2019: US$4.0307; ¥0.03715).

As of December 31, 2020, the Company did not have balances of borrowings and financing, raised during the year, to mature within 12 months.

Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

10th issue debentures	Own funds	2020	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)	IPCA (Series 2)
12nd issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75% (Series 1) and 4.5% (Series 2) and4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
21st issue debentures	Own funds	2022	CDI + 0.60% e CDI+ 0.90%
22nd issue debentures	Own funds	2025	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
23rd issue debentures	Own funds	2027	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
24th issue debentures	Own funds	2029	3.20% (Series 1) and 3.37% (Series 2)	IPCA (Series 1 and 2)
25th issue debentures	Own funds	2021	CDI + 3.3%
26th issue debentures	Own funds	2030	4.65% (series 1) and 4.95% (series 2)	IPCA (series 1 and 2)
27th issue debentures	Own funds	2027	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
Brazilian Federal Savings Bank	Own funds	2021/2042	5% to 9.5%	TR
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+1.82%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.18%
Brazilian Development Bank - BNDES 2014	Own funds	2026	TJLP+1.76%
Inter-American Development Bank – BID 2202	Government	2035	CDI+0.86%
Inter-American Development Bank – BID INVEST	Own funds	2034	CDI+1.90% and CDI+2.70%
Leases (Concession Agreements, Program Contracts and Contract Assets)		2035	7.73% to 10.12%	IPC
Leases (Others)		2023	4.24% to 9.29%
Other	Own funds	2025	3% (FEHIDRO) and TJLP + 1.5% (FINEP)

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 - US$51,390 thousand	Government	2025	3.31% (*)	US$
Inter-American Development Bank - BID 4623 - US$10,220 thousand	Government	2044	1.12% (*)	US$
International Bank for Reconstruction and Development – BIRDs 7662 and 8906 - US$82,792 thousand	Government	2034	2.85% (*)	US$
JICA 15 – ¥10,371,870 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥9,325,440 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥3,349,203 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥29,923,047 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$23,077 thousand	-	2023	2.08% to 2.38% (*)	US$

(*)Rates comprising LIBOR + contractually defined spread.

(i)       Payment schedule – book value as of December 31, 2020

	2021	2022	2023	2024	2025	2026	2027 to 2044	TOTAL
LOCAL CURRENCY
Debentures	1,952,670	582,192	681,272	918,988	485,012	378,849	1,632,114	6,631,097
Brazilian Federal Savings Bank	90,382	95,391	88,779	87,749	93,243	99,082	860,215	1,414,841
BNDES	177,470	177,472	171,350	164,288	144,093	134,841	397,591	1,367,105
BID 2202	181,349	181,349	181,349	181,349	181,349	181,349	1,618,053	2,706,147
BID INVEST	44,815	89,630	89,630	89,630	89,630	89,630	449,910	942,875
Leases (Concession Agreements, Program Contracts and Contract Assets)	28,847	32,663	35,004	38,017	41,387	36,536	216,289	428,743
Leases (Others)	36,576	8,892	408	-	-	-	-	45,876
Other	3,778	4,038	3,977	1,757	1,610	-	-	15,160
Interest and charges	159,918	-	-	-	-	-	-	159,918
TOTAL IN LOCAL CURRENCY	2,674,805	1,171,627	1,251,769	1,481,778	1,036,324	920,287	5,174,172	13,710,762
FOREIGN CURRENCY
BID	53,412	53,412	53,412	53,412	54,810	2,795	42,282	313,535
BIRD	31,594	31,594	31,594	31,594	31,594	31,594	235,979	425,543
JICA	213,086	213,086	213,086	213,086	213,086	213,086	1,389,773	2,668,289
BID 1983AB	39,975	39,975	38,968	-	-	-	-	118,918
Interest and charges	21,577	-	-	-	-	-	-	44,967
TOTAL IN FOREIGN CURRENCY	359,644	338,067	337,060	298,092	299,490	247,475	1,668,034	3,547,862
Overall Total	3,034,449	1,509,694	1,588,829	1,779,870	1,335,814	1,167,762	6,842,206	17,258,624

(ii)       Changes

	December 31, 2019	Foreign/local currency translation	Addition (lease)	Funding	Borrowing costs	Monetary and exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2020

LOCAL CURRENCY
Debentures	3,711,228	-	-	3,507,640	(52,328)	86,939	-	(161,494)	(572,871)	201,150	26,073	10,167	6,756,504
Brazilian Federal Savings Bank	1,429,250	-	-	74,485	-	-	-	(111,601)	(84,821)	73,067	38,452	-	1,418,832
BNDES	1,201,411	-	-	213,514	-	-	-	(47,164)	(81,213)	47,668	36,427	259	1,370,902
BID 2202	-	2,807,371	-	-	-	-	-	(37,613)	(90,674)	22,668	27,886	557	2,730,195
BID INVEST	-	-	-	950,000	(7,125)	-	-	-	-	1,638	-	-	944,513
Leases (Concession Agreements, Program Contracts and Contract Assets)	459,671	-	-	-	-	-	-	(51,431)	(30,928)	51,431	-	-	428,743
Leases (Others)	74,453	-	28,549	-	-	-	-	(9,108)	(56,571)	8,553	-	-	45,876
Other	9,898	-	-	7,250	-	-	-	(671)	(1,962)	651	31	-	15,197
TOTAL IN LOCAL CURRENCY	6,885,911	2,807,371	28,549	4,752,889	(59,453)	86,939	-	(419,082)	(919,040)	406,826	128,869	10,983	13,710,762

FOREIGN CURRENCY
BIDs	2,316,190	(2,807,371)	-	52,141	(6,635)	845,246	48,246	(45,010)	(121,088)	10,490	24,695	398	317,302
BIRD	357,880	-	-	-	(2,029)	102,029	1,217	(7,572)	(31,216)	5,659	752	140	426,860
Eurobonds	1,413,956	-	-	-	-	457,931	-	(104,170)	(1,868,676)	90,941	9,195	823	-
JICA	2,106,908	-	-	40,830	(117)	715,956	17,841	(43,758)	(200,597)	40,172	6,897	189	2,684,321
BID 1983AB	163,864	-	-	-	(152)	59,078	-	(7,033)	(103,482)	5,843	618	643	119,379
TOTAL IN FOREIGN CURRENCY	6,358,798	(2,807,371)	-	92,971	(8,933)	2,180,240	67,304	(207,543)	(2,325,059)	153,105	42,157	2,193	3,547,862
TOTAL	13,244,709	-	28,549	4,845,860	(68,386)	2,267,179	67,304	(626,625)	(3,244,099)	559,931	171,026	13,176	17,258,624

	December 31, 2018	Addition as per IFRS 16	Funding	Borrowing costs	Monetary variation and exchange rate changes	Inflation adjustment / exchange rate changes - Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Amortization of borrowing costs	December 31, 2019

LOCAL CURRENCY
Debentures	3,486,861	-	1,266,755	(11,814)	42,692	-	(234,307)	(1,055,623)	195,586	17,233	3,845	3,711,228
Brazilian Federal Savings Bank	1,345,684	-	162,767	-	-	-	(109,128)	(79,404)	74,421	34,910	-	1,429,250
BNDES	1,072,605	-	256,981	(628)	2,082	826	(83,419)	(131,026)	60,644	23,112	234	1,201,411
Leases (Concession Agreements, Program Contracts and Contract Assets)	568,666	-	-	-	1,765	3,761	(47,663)	(123,880)	49,160	7,862	-	459,671
Leases (Others) (*)	-	113,233	-	-	-	-	(1,141)	(42,646)	5,007	-	-	74,453
Other	9,571	-	1,683	-	28	-	(655)	(1,383)	652	2	-	9,898
TOTAL IN LOCAL CURRENCY	6,483,387	113,233	1,688,186	(12,442)	46,567	4,587	(476,313)	(1,433,962)	385,470	83,119	4,079	6,885,911

FOREIGN CURRENCY
BID	2,399,985	-	-	-	40,594	49,387	(83,602)	(171,892)	26,332	54,431	955	2,316,190
BIRD	356,420	-	2,540	(2,540)	12,575	1,657	(10,627)	(12,273)	8,548	1,561	19	357,880
Deutsche Bank	292,872	-	-	-	13,255	-	(18,562)	(303,866)	12,929	1,240	2,132	-
Eurobonds	1,358,412	-	-	-	54,565	-	(102,883)	-	94,095	8,943	824	1,413,956
JICA	2,036,128	-	117,861	(112)	104,027	3,675	(35,001)	(155,064)	32,194	3,013	187	2,106,908
BID 1983AB	225,592	-	-	(105)	8,943	-	(10,338)	(71,141)	9,111	870	932	163,864
TOTAL IN FOREIGN CURRENCY	6,669,409	-	120,401	(2,757)	233,959	54,719	(261,013)	(714,236)	183,209	70,058	5,049	6,358,798
Overall Total	13,152,796	113,233	1,808,587	(15,199)	280,526	59,306	(737,326)	(2,148,198)	568,679	153,177	9,128	13,244,709
(*) The amount presented in Funding for Leasing (IFRS 16) includes R$ 64,955 referring to the initial adoption of the standard on January 1, 2019.

	December 31, 2017	Funding	Borrowings costs	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees – Capitalized (*)	Borrowings costs - expenses	December 31, 2018

LOCAL CURRENCY
Debentures	3,576,842	750,000	(3,021)	62,676	-	(259,175)	(905,080)	226,810	34,409	3,400	3,486,861
Brazilian Federal Savings Bank	1,236,674	194,244	-	-	-	(102,772)	(85,515)	75,668	27,385	-	1,345,684
BNDES	1,042,036	131,000	-	3,438	4,001	(90,397)	(102,314)	28,909	55,725	207	1,072,605
Leases	561,616	-	-	-	6,366	(38,196)	(17,427)	40,290	16,017	-	568,666
Other	10,977	-	-	69	-	(772)	(1,470)	763	4	-	9,571
TOTAL IN LOCAL CURRENCY	6,428,145	1,075,244	(3,021)	66,183	10,367	(491,312)	(1,111,806)	372,440	133,540	3,607	6,483,387

FOREIGN CURRENCY
BID	1,743,257	484,690	(2,365)	237,433	53,208	(55,391)	(130,520)	26,910	41,878	885	2,399,985
BIRD	303,278	-	-	48,279	3,462	(7,607)	-	6,945	2,044	19	356,420
Deutsche Bank	496,726	-	-	62,918	-	(35,207)	(268,508)	28,862	4,454	3,627	292,872
Eurobonds	1,158,642	-	-	198,380	-	(97,952)	-	85,072	13,448	822	1,358,412
JICA	1,700,448	80,196	(191)	329,638	6,787	(33,519)	(82,608)	33,992	1,209	176	2,036,128
BID 1983AB	270,470	-	-	39,241	-	(11,060)	(85,306)	9,681	1,488	1,078	225,592
TOTAL IN FOREIGN CURRENCY	5,672,821	564,886	(2,556)	915,889	63,457	(240,736)	(566,942)	191,462	64,521	6,607	6,669,409
Overall Total	12,100,966	1,640,130	(5,577)	982,072	73,824	(732,048)	(1,678,748)	563,902	198,061	10,214	13,152,796

 (*) amount related to accrued interest which as part of the contract assets.

(a)        Main events in 2020

(i)	Funding

On January 2020, the Company amortized the last installment of series 2 of the 17th issue debentures, totaling R$ 291.8 million.

On April 2020, the 25th issue debentures was carried out, in the amount of R$ 1,450,000, as follows:

	Value	Maturity	Remuneration
Single series	R$ 1,450,000	10/2021	CDI + 3.3 p.a.

On July 2020, the 26th issue debentures was carried out, in the amount of R$ 1,045,000, as follows:

	Value	Maturity	Remuneration
Series 1	R$ 600,000	07/2027	IPCA+ 4.65% p.a.
Series 2	R$ 445,000	07/2030	IPCA+ 4.95% p.a.

On December 2020, the 27th issue debentures was carried out, in the amount of R$ 1,000,000, as follows:

	Value	Maturity	Remuneration
Series 1	R$ 300,000	12/2023	CDI+ 1,60 p.a.
Series 2	R$ 400,000	12/2025	CDI+ 1,80 p.a.
Series 3	R$ 300,000	12/2027	CDI+ 2,25 p.a.

•	The covenants agreed for the 25th, 26th and 27th issue debentures are:

Calculated on a quarterly basis, when disclosing the interim financial information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 1.5;

- Disposal of operating assets, termination of license, loss of concession or loss of the Issuer’s capacity to execute and operate public sanitation services in areas of the São Paulo State which, individually or jointly during the term of the agreement, result in a reduction of the Issuer’s net sales and/or service revenue of more than twenty- five percent (25%). The above limit will be calculated on a quarterly basis, taking into consideration the Issuer’s net operating revenues during the twelve (12) months prior to the end of each quarter and using the financial information disclosed by the Issuer.

The failure to comply with the covenants for at least two consecutive quarters, or for two non-consecutive quarters within a twelve-month period, will cause the early termination of the agreement (in which case the 30-day cure period does not apply).

The contracts have a cross acceleration clause, i.e. the early maturity of any of the Company’s debts, in and individual or aggregate amount equal to or higher than R$ 155 million, for the 25th and 26th issues and R$ 160 million for the 27th issue, adjusted by the IPCA inflation index as of the issue date, constitutes a default event and may result in the early maturity of the obligations arising from the Debentures.

(ii)	BID

On May 2020, the company exchanged foreign currency for local currency related to BID 2202 contract, in the amount of R$ 2,810,907 (US$ 494,617 thousand) using the exchange rate of R$ 5.683 to compose the debt balance. The interest rate is CDI + 0.86% p.a., with semi-annual payment of principal and interest, beginning on September 3, 2020.

On December 2020, BID INVEST was raised, in the amount of R$ 950,000, as follows:

	Value	Maturity	Remuneration
Tranche – Medium Term	R$ 442,000	08/2029	CDI+ 1.90 p.a.
Tranche - Long Term	R$ 508,000	08/2034	CDI+ 2.70 p.a.

•	The covenants agreed for the BID INVEST are:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 2.35;

The Company should maintain for two (2) consecutive quarters or not, for any four (4) consecutive quarters.

(iii)	Eurobonds

As of September 30, 2020, the early full amortization of the loan, in the amount of R$ 1,910,124 (US$ 357,763 thousand), referring to principal plus charges, initially maturing in December 2020, was carried out.

(b)       Leases

The Company has work service agreements which includes specific assets under lease terms. During the construction period, works are capitalized to intangible assets in progress and the lease amount is recorded at the same proportion.

After startup, the lease payment period starts (240 monthly installments), whose amount is periodically restated by contracted price index.

The amounts payable for the right of use of assets are also recorded in this line (Note 15 (j)).

(c)       Financial commitments - Covenants

The table below shows the more restrictive covenants ratios as of December 31, 2020.

Restrictive Ratios
Adjusted EBITDA / Adjusted Financial Expenses	Equal to or higher than 2.80
Adjusted Net Debt / Adjusted EBITDA	Equal to or lower than 3.80
Adjusted Total Debt / Adjusted EBITDA	Lower than 3.65
Other Onerous Debt(1) / Adjusted EBITDA	Equal to or lower than 1.30
Adjusted Current Ratio	Higher than 1.00
EBITDA / Paid Financial Expenses	Equal to or higher than 2.35
Net Debt / Adjusted EBITDA	Equal to or lower than 3.50
(1) “Other Onerous Debts” correspond to the sum of pension obligations and health care plan, installment payment of tax debts and installment payment of debts with the electricity supplier.

As of December 31, 2020 and 2019, the Company met the financial debt covenants as set forth by its borrowing and financing agreements.

(d)        Borrowings and financing – Credit Limits

Agent	December 31, 2020
(in millions of reais (*))
Brazilian Federal Savings Bank	1,485
Brazilian Development Bank – BNDES	708
Japan International Cooperation Agency – JICA	85
Inter-American Development Bank – BID	1,506
International Bank for Reconstruction and Development - IBRD	1,296
Other	51
TOTAL	5,131

(*) Brazilian Central Bank’s exchange sell rate as of December 30, 2020 (US$ 1.00 = R$ 5.1967; ¥ 1.00 = R$ 0.05043).

Financing resources contracted have specific purposes, which have been released for the execution of their respective investments, according to the progress of the works.